Income Taxes - Income tax expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Loss Before Income Tax Expense	$ (15,022)	$ (1,502)	$ (6,542)	$ (12,667)	$ (6,557)
Income tax benefit at federal statutory rates			(1,372)	(2,660)	(1,377)
State and local income taxes			(79)	(471)	(238)
Investment remeasurement					(126)
Valuation allowances			1,649	2,924	1,731
Change in fair value of redeemable convertible preferred stock tranche obligation			(194)	293	57
Other			6	(75)	(44)
Total Income Tax Expense	$ 0	$ 5	$ 10	$ 11	$ 3
Effective Tax Rate			(0.15%)	(0.09%)	(0.05%)